Emerging Economies Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
MSCI Emerging Markets Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	1.70%	3.64%
None
Prospectus [Line Items]
Average Annual Return, Percent	11.41%	1.73%	3.59%